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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5550


                             The Alger American Fund
                       ----------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.  Schedule of Investments.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2006 (Unaudited)


     SHARES       COMMON STOCKS-98.0%                                 VALUE

                  AEROSPACE & DEFENSE-3.3%
          180,850 Boeing Company                                    $14,260,022
           86,550 L-3 Communications Holdings, Inc.                   6,779,462
                                                                     ----------
                                                                     21,039,484
                                                                     ----------

                  BIOTECHNOLOGY-2.5%
          138,200 Amgen Inc.                                          9,885,446
           77,930 Genentech, Inc.*                                    6,444,811
                                                                     ----------
                                                                     16,330,257
                                                                     ----------

                  BROADCASTING-.8%
          155,250 EchoStar Communications Corp., Cl. A.*              5,082,885
                                                                      ---------


                  CAPITAL MARKETS-4.8%
           74,650 Bear Stearns Companies Inc.                        10,458,465
           94,400 Goldman Sachs Group, Inc.                          15,969,648
           44,700 Legg Mason, Inc.                                    4,508,442
                                                                     ----------
                                                                     30,936,555
                                                                     ----------

                  CHEMICALS-1.2%
          117,900 Air Products and Chemicals, Inc.                    7,825,022
                                                                      ---------


                  COMMUNICATION EQUIPMENT-5.5%
          716,150 Cisco Systems, Inc.*                               16,471,450
          387,300 Motorola, Inc.                                      9,682,500
           94,100 Research In Motion Limited*                         9,660,306
                                                                     ----------
                                                                     35,814,256
                                                                     ----------

                  COMPUTERS & PERIPHERALS-3.5%
          180,350 Apple Computer, Inc.*                              13,892,361
          235,300 Memc Electronic Materials, Inc.*                    8,619,039
                                                                     ----------
                                                                     22,511,400
                                                                     ----------

                  COMPUTER SERVICES-1.0%
          167,200 Satyam Computer Services- ADR                       6,468,967
                                                                      ---------


                  DIVERSIFIED TELECOMMUNICATION SERVICES-1.3%
           68,200 ALLTEL Corporation                                  3,785,100
          126,950 Verizon Communications Inc.                         4,713,654
                                                                      ---------
                                                                      8,498,754
                                                                      ---------

                  ELECTRIC UTILITIES-1.0%
          105,300 Exelon Corporation                                  6,374,861
                                                                      ---------

                  ELECTRONIC EQUIPMENT & INSTRUMENTS-1.5%
          119,500 Emerson Electric Co.                               10,021,270
                                                                     ----------

                  ELECTRONICS-1.5%
          386,125 Nintendo Co., Ltd ADR                               9,950,324
                                                                      ---------

                  ENERGY EQUIPMENT & SERVICES-5.0%
          187,100 National-Oilwell Varco Inc.*                       10,954,705
          169,250 Schlumberger Limited                               10,498,578
          143,450 Transocean Inc.*                                   10,504,843
                                                                     ----------
                                                                     31,958,126
                                                                     ----------

                  FINANCE-.5%
           45,500 Intercontinental Exchange Inc. *                    3,415,685
                                                                      ---------

                  FINANCIAL SERVICES-2.7%
           13,850 Chicago Mercantile Exchange Holdings Inc.           6,623,763
          576,200 Hong Kong Exchanges & Clearing Limited              4,204,127
          111,550 UBS AG                                              6,616,031
                                                                     ----------
                                                                     17,443,921
                                                                     ----------

                  FOOD & STAPLES RETAILING-1.3%
          263,000 CVS Corporation                                     8,447,560
                                                                      ---------


                  HEALTH & PERSONAL CARE-.5%
           65,600 Brookdale Senior Living Inc.                        3,045,152
                                                                      ---------


                  HEALTH CARE-.8%
           65,200 WellPoint Inc. *                                    5,023,660
                                                                      ---------


                  HEALTH CARE EQUIPMENT & SUPPLIES-.9%
          120,700 Baxter International Inc.                           5,487,022
                                                                      ---------


                  HEALTH CARE PROVIDERS & SERVICES-9.2%
           75,450 DaVita, Inc.*                                       4,366,292
          469,150 Health Management Associates, Inc. Cl. A            9,805,235
           74,200 Health Net Inc.*                                    3,229,184
          196,600 Humana Inc.*                                       12,993,294
          218,750 McKesson Corporation                               11,532,500
          286,075 Medco Health Solutions, Inc.*                      17,195,968
                                                                     ----------
                                                                     59,122,473
                                                                     ----------

                  HOTELS, RESTAURANTS & LEISURE-1.9%
           98,200 Las Vegas Sands Corp.*                              6,711,970
          139,000 Royal Caribbean Cruises Ltd.                        5,394,590
                                                                     ----------
                                                                     12,106,560
                                                                     ----------

                  HOUSEHOLD PRODUCTS-2.0%
          212,850 Procter & Gamble Company                           13,192,443
                                                                     ----------


                  INFORMATION TECHNOLOGY  SERVICES-.5%
           44,950 Cognizant Technology Solutions Corporation Cl. A*   3,328,997
                                                                      ---------

                  INSURANCE-2.1%
          152,750 Hartford Financial Services Group, Inc. (The)      13,251,063
                                                                     ----------

                  INTERNET & CATALOG RETAIL-2.0%
          323,900 eBay Inc.*                                          9,185,804
          162,796 Netflix  Inc.*+                                     3,708,493
                                                                     ----------
                                                                     12,894,297
                                                                     ----------

                  INTERNET SOFTWARE & SERVICES-3.1%
           33,050 Google Inc. Cl A*                                  13,282,795
          273,550 Yahoo! Inc. *                                       6,915,344
                                                                     ----------
                                                                     20,198,139
                                                                     ----------

                  MACHINERY-2.0%
          342,650 Joy Global Inc.                                    12,887,067
                                                                     ----------

                  MEDIA-3.8%
          269,050 Cablevision Systems New York  Group Cl. A *         6,110,125
          207,150 News Corporation Cl. A                              4,070,498
          174,300 Viacom Inc. Cl. B New*                              6,480,474
          617,900 XM Satellite Radio Holdings Inc. Cl. A*             7,964,731
                                                                     ----------
                                                                     24,625,828
                                                                     ----------

                  METALS-.6%
          191,100 Vedanta Resources Plc                               4,155,935
                                                                      ---------

                  METALS & MINING-2.0%
          126,300 Cameco Corporation                                  4,618,791
          113,200 Freeport-McMoRan Copper & Gold, Inc. Cl. B          6,029,032
          110,500 Vedanta Resources Plc                               2,405,585
                                                                     ----------
                                                                     13,053,408
                                                                     ----------

                  MULTILINE RETAIL-2.9%
          434,750 Federated Department Stores, Inc.                  18,785,548
                                                                     ----------

                  PERSONAL PRODUCTS-1.0%
          210,900 Avon Products, Inc.                                 6,466,194
                                                                      ---------

                  PHARMACEUTICALS-3.3%
           58,000 Eli Lilly and Company                               3,306,000
           91,300 Johnson & Johnson                                   5,929,022
          421,250 Pfizer Inc.                                        11,946,650
                                                                     ----------
                                                                     21,181,672
                                                                     ----------

                  REAL ESTATE-1.5%
          111,100 Jones Lang LaSalle Incorporated                     9,496,828
                                                                      ---------

                  ROAD & RAIL-2.8%
          250,050 Burlington Northern Santa Fe Corporation           18,363,672
                                                                     ----------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.5%
          333,950 Freescale Semiconductor Inc. Cl. A*                12,706,798
           72,600 Lam Research Corporation*                           3,290,958
                                                                     ----------
                                                                     15,997,756
                                                                     ----------

                  SOFTWARE-4.4%
          370,430 Microsoft Corporation                              10,123,852
          446,700 Oracle Corporation*                                 7,924,458
          486,750 Symantec Corporation*                              10,358,040
                                                                     ----------
                                                                     28,406,350
                                                                     ----------

                  SPECIALTY RETAIL-1.8%
          118,300 Best Buy Co., Inc.                                  6,336,148
          140,700 Home Depot, Inc.                                    5,103,189
                                                                     ----------
                                                                     11,439,337
                                                                     ----------

                  TEXTILES, APPAREL & LUXURY GOODS-1.1%
          121,350 Coach, Inc.*                                        4,174,440
           49,100 Polo Ralph Lauren Corporation Cl. A                 3,176,279
                                                                      ---------
                                                                      7,350,719
                                                                      ---------

                  TOBACCO-1.2%
          102,450 Altria Group, Inc.                                  7,842,548
                                                                      ---------


                  TRANSPORTATION-1.6%
          118,050 Textron Inc.                                       10,329,375
                                                                     ----------

                  UTILITIES-1.7%
          180,100 Veolia Environnement                               10,874,438
                                                                     ----------

                  WIRELESS TELECOMMUNICATION SERVICES-3.4%
           85,700 American Tower Corporation Cl. A*                   3,128,050
          200,400 NII Holdings Inc. Cl. B*                           12,456,864
          253,900 SBA Communications Corporation Cl. A*               6,177,387
                                                                     ----------
                                                                     21,762,301
                                                                     ----------


                  Total Common Stocks
                       (Cost $605,696,741)                          632,788,109
                                                                    -----------

    CONTRACTS     PURCHASED OPTIONS-.1%

                  PUT OPTIONS
            2,590 Netflix Inc./December/20+                             246,050
            7,321 XM Satellite Radio Holdings, Inc./October/12.50       366,050
                                                                        -------
                  Total Purchased Put Options
                       (Cost 1,453,329)                                 612,100
                                                                        -------
    PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS-2.7%
     ------
                  U.S. AGENCY OBLIGATIONS
     $ 17,690,000 Federal Home Loan Banks, 4.30%, 10/2/06
                       (Cost $17,685,774)                            17,685,774
                                                                     ----------

Total Investments
     (Cost $624,835,844)                               100.8%       651,085,983
Liabilities in Excess of Other Assets                   (0.8)        (5,515,593)
                                                        -----       -----------
Net Assets                                             100.0%      $645,570,390
                                                    =========   ===============

* Non-income producing security.
# American Depositary Receipts
(a) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $624,835,844 amounted to $26,250,139 which consisted of aggragate gross unrealized appreciation of $37,232,566 and aggregate gross unrealized depreciation of $10,982,427.
+ All or a portion of the Securities are pledged as collateral for options written.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN
SEPTEMBER 30, 2006

                                                      SHARES SUBJECT
    CONTRACTS                                            TO CALL        VALUE
                  PUT OPTIONS WRITTEN
            1,295 Netflix Inc./December/17.5             129,500        $51,800
                      (Premiums Received $115,251)                  ===========

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2006 -- (Unaudited)


     SHARES      COMMON STOCKS-99.4%                                   VALUE

                 AEROSPACE & DEFENSE-3.1%
         312,100 BE Aerospace, Inc.*                                 $6,582,189
         117,950 Esterline Technologies Corporation*                  3,981,992
         202,850 SI International Inc.*                               6,487,144
                                                                     ----------
                                                                     17,051,325
                                                                     ----------

                 AIRLINES-.8%
         421,150 AirTran Holdings, Inc.*                              4,177,808
                                                                      ---------

                 APPAREL-.9%
         117,350 Gymboree Corp.*                                      4,949,823
                                                                      ---------

                 AUTO COMPONETS-1.3%
         329,410 LKQ Corporation*                                     7,237,138
                                                                      ---------

                 AUTOMOTIVE EQUIPMENT & SERVICES-1.1%
         258,300 Tenneco Inc. Inc.*                                   6,041,637
                                                                      ---------

                 BIOTECHNOLOGY-5.3%
         159,950 Cubist Pharmaceuticals, Inc.*                        3,477,313
         352,200 Human Genome Sciences, Inc.*                         4,064,387
         234,900 InterMune Inc.*                                      3,857,058
         285,850 Keryx Biopharmaceuticals, Inc. *                     3,381,605
         170,200 Myogen, Inc.*                                        5,970,617
         246,300 Onyx Pharmaceuticals, Inc.*                          4,258,527
         271,200 Regeneron Pharmaceuticals, Inc.*                     4,255,128
                                                                     ----------
                                                                     29,264,635
                                                                     ----------

                 CAPITAL MARKETS-1.2%
         100,900 Greenhill & Co., Inc.                                6,762,318
                                                                      ---------

                 CHEMICALS-1.0%
         230,522 Zoltek Companies, Inc.*                              5,889,837
                                                                      ---------

                 COMMERCIAL BANKS-3.1%
         189,300 Boston Private Financial Holdings, Inc.              5,277,684
         196,100 Signature Bank*                                      6,065,374
         114,700 Wintrust Financial Corporation                       5,752,205
                                                                     ----------
                                                                     17,095,263
                                                                     ----------

                 COMMERCIAL SERVICES & SUPPLIES-3.9%
         222,600 American Reprographics Co.*                          7,136,557
         101,640 CoStar Group Inc.*                                   4,199,765
         186,550 FTI  Consulting, Inc.*                               4,674,943
         262,600 Gevity HR, Inc.                                      5,982,028
                                                                     ----------
                                                                     21,993,293
                                                                     ----------

                 COMMUNICATION EQUIPMENT-1.8%
         269,050 Polycom, Inc.*                                       6,599,796
         685,900 Sonus Networks, Inc.*                                3,607,834
                                                                     ----------
                                                                     10,207,630
                                                                     ----------

                 COMPUTERS & PERIPHERALS-1.3%
         139,800 Avid Technology, Inc.*                               5,091,516
         431,650 Mobility Electronics, Inc.*                          2,399,974
                                                                      ---------
                                                                      7,491,490
                                                                      ---------

                 COMPUTER SERVICES-2.0%
         421,320 Internap Network Services Corporation*               6,412,490
         154,550 Open Solutions Inc.*                                 4,452,586
                                                                     ----------
                                                                     10,865,076
                                                                     ----------

                 COMPUTER TECHNOLOGY-1.1%
         340,800 Atheros Communications*                              6,178,704
                                                                      ---------

                 CONSTRUCTION & ENGINEERING-2.4%
         166,600 URS Corporation*                                     6,479,074
         306,600 Williams Scotsman International Inc.*                6,548,976
                                                                     ----------
                                                                     13,028,050
                                                                     ----------

                 DRUGS & PHARMACEUTICALS-1.0%
         109,200 United Therapeutics Corporation*                     5,737,368
                                                                      ---------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS-.5%
         114,300 Multi-Fineline Electronix, Inc.*                     2,899,791
                                                                      ---------

                 ENERGY-.9%
          73,250 Veritas DGC Inc.*                                    4,821,315
                                                                      ---------

                 ENERGY EQUIPMENT & SERVICES-1.1%
          89,950 Dril-Quip Inc.                                       6,087,816
                                                                      ---------

                 FINANCE-.8%
         161,400 WNS Holdings Limited*                                4,607,970
                                                                      ---------

                 FINANCIAL INFORMATION SERVICES-1.2%
         121,000 GFI Group Inc.*                                      6,690,090
                                                                      ---------

                 FINANCIAL SERVICES-.8%
          93,000 International  Securities Exchange, Inc.             4,360,770
                                                                      ---------

                 FOOD & BEVERAGES-1.4%
         300,750 Hain Celestial Group Inc. (The)*                     7,687,170
                                                                      ---------

                 HEALTH CARE-1.1%
         361,400 Gentiva Health Services Inc.*                        5,941,416
                                                                      ---------

                 HEALTH CARE EQUIPMENT & SUPPLIES-5.3%
         153,500 ArthroCare Corporation*                              7,193,010
          83,050 Haemonetics Corporation*                             3,886,740
         137,550 Hologic, Inc.*                                       5,986,176
         173,950 Illumina, Inc.*                                      5,747,309
         149,650 Ventana Medical Systems, Inc.*                       6,110,210
                                                                     ----------
                                                                     28,923,445
                                                                     ----------

                 HEALTH CARE PROVIDERS & SERVICES-5.0%
         180,200 Parexel International Corporation*                   5,962,818
         193,300 Psychiatric Solutions, Inc.*                         6,589,597
         153,950 Sierra Health Services, Inc.*                        5,825,468
          95,450 VCA Antech, Inc.*                                    3,441,927
          96,400 WellCare Health Plans Inc.*                          5,459,131
                                                                     ----------
                                                                     27,278,941
                                                                     ----------

                 HOTELS, RESTAURANTS & LEISURE-.9%
         127,500 Orient-Express Hotels Ltd. Cl. A                     4,765,950
                                                                      ---------

                 INFORMATION TECHNOLOGY  SERVICES-.5%
         129,800 Kanbay International Inc.*                           2,668,688
                                                                      ---------

                 INSURANCE-1.0%
         214,450 Ohio Casualty Corporation                            5,547,821
                                                                      ---------

                 INTERNET & CATALOG RETAIL-2.5%
         217,100 Coldwater Creek Inc.*                                6,243,796
         206,100 Priceline.com Incorporated*                          7,582,419
                                                                     ----------
                                                                     13,826,215
                                                                     ----------

                 INTERNET SOFTWARE & SERVICES-3.9%
         260,600 Allscripts Healthcare Solutions, Inc.*               5,850,470
         305,900 DealerTrack Holdings Inc.*                           6,763,448
         414,200 Omniture Inc.*                                       3,268,038
         150,700 WebEx Communications, Inc.*                          5,880,314
                                                                     ----------
                                                                     21,762,270
                                                                     ----------

                 IT SERVICES-2.0%
         188,100 SRA International, Inc.*                             5,654,286
         230,850 Wright Express Corp.*                                5,554,251
                                                                     ----------
                                                                     11,208,537
                                                                     ----------

                 LEISURE & ENTERTAINMENT-1.3%
         250,650 WMS Industries Inc.*                                 7,321,487
                                                                      ---------

                 LEISURE EQUIPMENT & PRODUCTS-1.1%
         136,850 LIFE TIME FITNESS, Inc.*                             6,334,786
                                                                      ---------


                 MACHINERY-4.2%
         128,650 Actuant Corporation Cl. A                            6,445,365
         125,450 Bucyrus International, Inc. Cl. A                    5,321,589
         118,500 ESCO Technologies Inc.*                              5,455,740
         189,500 Gardner Denver Inc.*                                 6,268,660
                                                                     ----------
                                                                     23,491,354
                                                                     ----------

                 MEDIA-3.3%
         105,900 Focus Media Holding Limited ADR#*                    6,133,727
         230,300 NeuStar, Inc. Cl. A*                                 6,390,825
         360,700 World Wrestling Entertainment, Inc. Cl. A            5,926,301
                                                                     ----------
                                                                     18,450,853
                                                                     ----------

                 METALS-1.2%
         286,900 RBC Bearings, Inc. *                                 6,928,635
                                                                      ---------

                 METALS & MINING-1.9%
       4,417,400 Breakwater Resources, Ltd.*                          4,152,356
       1,803,600 Paladin Resources Limited*                           6,447,870
                                                                     ----------
                                                                     10,600,226
                                                                     ----------

                 OIL & GAS-3.9%
         143,250 Carrizo  Oil & Gas, Inc.*                            3,694,417
          66,150 Giant Industries, Inc.*                              5,371,380
         623,800 Grey Wolf, Inc.*                                     4,166,984
          77,400 Holly Corporation                                    3,353,742
         381,300 Warren Resources Inc.*                               4,644,234
                                                                     ----------
                                                                     21,230,757
                                                                     ----------

                 OIL AND GAS EXPLORATION SERVICES-1.0%
         408,250 Petrobank Energy and Resources Ltd.*                 5,380,735
                                                                      ---------

                 PERSONAL PRODUCTS-.1%
           9,200 Bare Escentuals, Inc.*                                 249,780
                                                                        -------

                 PHARMACEUTICAL PREPARATIONS-.9%
         133,850 Adams Respiratory Therapeutics, Inc.*                4,897,572
                                                                      ---------

                 PHARMACEUTICALS-.7%
         293,300 POZEN Inc.*                                          3,771,838
                                                                      ---------

                 PHOTOGRAPHY-.1%
          25,100 Shutterfly, Inc.*                                      390,305
                                                                        -------

                 REAL ESTATE-1.0%
          67,900 Jones Lang LaSalle Incorporated                      5,804,092
                                                                      ---------

                 RESTAURANTS-1.3%
         322,150 McCormick & Schmick's Seafood Restaurants, Inc.*     7,245,153
                                                                      ---------

                 RETAIL-1.5%
         193,550 Phillips-Van Heusen Corporation                      8,084,583
                                                                      ---------

                 ROAD & RAIL-1.0%
         136,100 Landstar Systems, Inc.                               5,811,470
                                                                      ---------

                 SEMICONDUCTOR CAPITAL EQUIPMENT-1.1%
          60,650 FormFactor Inc.*                                     2,555,184
         156,640 SiRF Technology Holdings, Inc.*                      3,757,794
                                                                      ---------
                                                                      6,312,978
                                                                      ---------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.3%
         238,100 ATMI, Inc.*                                          6,921,567
         265,400 Microsemi Corporation*                               5,002,790
         182,800 Tessera Technologies Inc.*                           6,357,784
                                                                     ----------
                                                                     18,282,141
                                                                     ----------

                 SOFTWARE-4.4%
         320,650 Quest Software, Inc. *                               4,578,882
         554,100 Synchronoss Technologies Inc. *                      5,252,868
         820,400 Tibco Software Inc.*                                 7,367,192
         246,800 VeriFone Holdings Inc.*                              7,046,140
                                                                     ----------
                                                                     24,245,082
                                                                     ----------

                 SPECIALTY RETAIL-2.0%
         259,350 Aeropostale, Inc.*                                   7,580,801
         119,000 DSW Inc. Cl. A*                                      3,748,500
                                                                     ----------
                                                                     11,329,301
                                                                     ----------

                 TEXTILES & APPAREL-1.1%
         365,700 Iconix Brand Group, Inc.*                            5,887,770
                                                                      ---------

                 TEXTILES, APPAREL & LUXURY GOODS-1.4%
         167,200 Deckers Outdoor Corporation*                         7,911,904
                                                                      ---------

                 WIRELESS TELECOMMUNICATION SERVICES-1.4%
         317,750 SBA Communications Corporation Cl. A*                7,730,858
                                                                      ---------

                 Total Common Stocks
                      (Cost $469,997,295)                           550,743,260
                                                                    -----------

   PRINCIPAL
     AMOUNT      SHORT-TERM INVESTMENTS-.7%                           VALUE
     ------
                 U.S. AGENCY OBLIGATIONS
     $3,855,000 Federal Home Loan Banks, 4.30%, 10/2/06
                      (Cost $3,854,079)                              $3,854,079
                                                                     ----------

TOTAL INVESTMENTS
     (Cost $473,851,374)(a)                          100.1%         554,597,339
Liabilities in Excess of Other Assets                 (0.1)            (463,709)
                                                      -----        ------------
NET ASSETS                                           100.0%        $554,133,630
                                                  =========    ================

* Non-income producing security.
# American Depositary Receipts
(a) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $473,851,374 amounted to $80,745,965 which consisted of aggregate gross unrealized appreciation of $92,122,659 and aggregate gross unrealized depreciation of $11,376,694.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2006 (Unaudited)


       SHARES        COMMON STOCKS-94.1%                               VALUE

                     AEROSPACE & DEFENSE-6.5%
              34,000 BE Aerospace, Inc.*                               $717,060
              17,650 Boeing Company                                   1,391,702
              11,200 L-3 Communications Holdings, Inc.                  877,296
              20,450 United Technologies Corporation                  1,295,508
                                                                      ---------
                                                                      4,281,566
                                                                      ---------

                     BIOTECHNOLOGY-1.0%
               4,800 Amgen Inc.                                         343,344
               4,150 Genentech, Inc.*                                   343,205
                                                                        -------
                                                                        686,549
                                                                        -------

                     BROADCASTING-1.0%
              20,500 EchoStar Communications Corp., Cl. A.*             671,170
                                                                        -------

                     CAPITAL MARKETS-2.9%
               3,250 Legg Mason, Inc.                                   327,795
               8,850 Morgan Stanley                                     645,253
              22,350 National Financial Partners Corporation            917,021
                                                                      ---------
                                                                      1,890,069
                                                                      ---------

                     COMMERCIAL BANKS-5.7%
              31,100 Bank of America Corporation                      1,666,027
              11,050 Cullen/Frost Bankers, Inc.                         638,911
              26,550 Wachovia Corporation                             1,481,490
                                                                      ---------
                                                                      3,786,428
                                                                      ---------

                     COMMUNICATION EQUIPMENT-3.3%
              45,550 Cisco Systems, Inc.*                             1,047,650
              20,900 Motorola, Inc.                                     522,500
              15,900 QUALCOMM Inc.                                      577,965
                                                                      ---------
                                                                      2,148,115
                                                                      ---------

                     COMPUTERS & PERIPHERALS-1.7%-
              12,400 Avid Technology, Inc.*                             451,608
              29,000 Seagate Technology                                 669,610
                                                                      ---------
                                                                      1,121,218
                                                                      ---------

                     COMPUTER TECHNOLOGY-.9%
              22,100 NAVTEQ*                                            577,030
                                                                        -------


                     DIVERSIFIED FINANCIAL SERVICES-3.4%
              20,250 Citigroup Inc.                                   1,005,818
              17,100 Lehman Brothers Holdings Inc.                    1,263,006
                                                                      ---------
                                                                      2,268,824
                                                                      ---------

                     DIVERSIFIED TELECOMMUNICATION SERVICES-6.1%
              11,900 ALLTEL Corporation                                 660,450
              34,900 AT&T Corp.                                       1,136,343
              51,050 Citizens Communications Company                    716,742
              33,150 Verizon Communications Inc.                      1,230,860
              23,004 Windstream Corp.                                   303,423
                                                                      ---------
                                                                      4,047,818
                                                                      ---------

                     ELECTRONICS-1.8%
              46,050 Nintendo Co., Ltd ADR                            1,186,695
                                                                      ---------


                     ENERGY EQUIPMENT & SERVICES-5.0%
              12,750 Diamond Offshore Drilling Inc.                     922,718
              13,650 National-Oilwell Varco Inc.*                       799,208
              10,150 Rowan Companies *                                  321,045
              17,100 Transocean Inc.*                                 1,252,232
                                                                      ---------
                                                                      3,295,203
                                                                      ---------

                     FINANCIAL INFORMATION SERVICES-2.7%
              41,300 Genworth Financial Inc. Cl. A                    1,445,913
               5,950 GFI Group Inc.*                                    328,976
                                                                      ---------
                                                                      1,774,889
                                                                      ---------

                     FINANCIAL SERVICES-1.2%
              62,250 Hudson City Bancorp Inc.                           824,813
                                                                        -------


                     FOOD & STAPLES RETAILING-1.7%
              36,000 CVS Corporation                                  1,156,320
                                                                      ---------


                     HEALTH CARE-1.3%
              11,000 WellPoint Inc. *                                   847,550
                                                                        -------


                     HEALTH CARE PROVIDERS & SERVICES-2.3%
               5,900 Caremark Rx, Inc.*                                 334,353
               8,400 Medco Health Solutions, Inc.*                      504,924
              13,100 UnitedHealth Group Incorporated                    644,520
                                                                      ---------
                                                                      1,483,797
                                                                      ---------

                     HOTELS, RESTAURANTS & LEISURE-1.4%
              23,950 Orient-Express Hotels Ltd. Cl. A.                  895,250
                                                                        -------


                     HOUSEHOLD PRODUCTS-2.3%
              24,166 Procter & Gamble Company                         1,497,808
                                                                      ---------


                     INDUSTRIAL CONGLOMERATES-3.6%
              68,250 General Electric Company                         2,409,225
                                                                      ---------


                     INSURANCE-1.9%
              19,000 American International Group, Inc.               1,258,940
                                                                      ---------

                     INTERNET & CATALOG RETAIL-1.5%
              35,300 eBay Inc.*                                       1,001,108
                                                                      ---------


                     INTERNET SOFTWARE & SERVICES-3.4%
              11,479 DealerTrack Holdings Inc.*                         253,801
               1,600 Google Inc. Cl A*                                  643,040
              53,050 Yahoo! Inc. *                                    1,341,104
                                                                      ---------
                                                                      2,237,945
                                                                      ---------

                     MACHINERY-3.0%
              11,450 Caterpillar Inc.                                   753,410
              16,200 Joy Global Inc.                                    609,282
              13,200 Terex Corporation*                                 596,904
                                                                      ---------
                                                                      1,959,596
                                                                      ---------

                     MEDIA-3.6%
              17,100 Cablevision Systems New York  Group Cl. A *        388,340
               3,950 Focus Media Holding Limited ADR*                   228,784
              61,350 News Corporation Cl. A                           1,205,528
              33,150 World Wrestling Entertainment, Inc. Cl. A          544,655
                                                                      ---------
                                                                      2,367,307
                                                                      ---------

                     METALS & MINING-2.9%
              29,200 Companhia Vale do Rio Doce (CVRD) ADR              629,552
              12,050 Freeport-McMoRan Copper & Gold, Inc. Cl. B         641,783
               5,250 Peabody Energy Corporation                         193,095
               5,350 Phelps Dodge Corporation                           453,145
                                                                      ---------
                                                                      1,917,575
                                                                      ---------

                     OIL & GAS-4.6%
               4,900 ChevronTexaco Corporation                          317,814
              27,050 Exxon Mobil Corporation                          1,815,055
              18,400 Sasol  Ltd. ADR                                    605,176
               5,250 Valero Energy Corporation                          270,218
                                                                      ---------
                                                                      3,008,263
                                                                      ---------

                     PERSONAL PRODUCTS-.6%
              13,500 Avon Products, Inc.                                413,910
                                                                        -------

                     PHARMACEUTICALS-2.1%
              10,500 Johnson & Johnson                                  681,870
               8,450 Merck & Co. Inc.                                   354,055
              12,400 Pfizer Inc.                                        351,664
                                                                      ---------
                                                                      1,387,589
                                                                      ---------

                     RESTAURANTS-1.4%
              23,600 Mcdonald's Corp.                                   923,231
                                                                        -------

                     ROAD & RAIL-1.7%
              15,400 Burlington Northern Santa Fe Corporation         1,130,976
                                                                      ---------

                     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.3%
              11,050 Broadcom Corporation Cl. A *                       335,257
              26,450 Marvell Technology Group Ltd.*                     512,337
              19,700 Tessera Technologies Inc.*                         685,166
              19,900 Texas Instruments Incorporated                     661,675
                                                                      ---------
                                                                      2,194,435
                                                                      ---------

                     SOFTWARE-3.8%
              22,250 Activision, Inc*                                   335,975
              11,350 Adobe Systems Incorporated                         425,058
              50,300 Microsoft Corporation                            1,374,699
              13,600 VeriFone Holdings Inc.*                            388,280
                                                                      ---------
                                                                      2,524,012
                                                                      ---------

                     SPECIALTY RETAIL-1.9%
              14,150 Gamestop Corp Cl. A*                               654,862
              17,250 Home Depot, Inc.                                   625,658
                                                                      ---------
                                                                      1,280,520
                                                                      ---------

                     TEXTILES & APPAREL-.3%
              12,250 Iconix Brand Group, Inc.*                          197,225
                                                                        -------


                     TOBACCO-2.3%
              19,750 Altria Group, Inc.                               1,511,862
                                                                      ---------


                     Total Common Stocks
                          (Cost $58,071,013)                         62,164,831
                                                                     ----------

     PRINCIPAL
       AMOUNT        SHORT-TERM INVESTMENTS-6.0%
       ------
                     U.S. AGENCY OBLIGATIONS
         $ 3,985,000 Federal Home Loan Banks, 4.30%, 10/2/06
                          (Cost $3,984,048)                           3,984,048
                                                                      ---------


Total Investments
     Cost (62,055,061)                                   100.1%      66,148,879
Liabilities in Excess of Other Assets                     (0.1)         (85,917)
                                                          -----        --------
Net Assets                                               100.0%     $66,062,962
                                                      =========   =============

* Non-income producing security.
# American Depositary Receipts
(a) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $62,055,061 amounted to $4,093,818 which consisted of aggragate gross unrealized appreciation of $6,365,232 and aggregate gross unrealized depreciation of $2,271,414.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2006 (Unaudited)


       SHARES    COMMON STOCKS-63.8%                                                VALUE

                AEROSPACE & DEFENSE-2.1%
         52,500 Boeing Company                                                    $4,139,625
         24,250 L-3 Communications Holdings, Inc.                                  1,899,503
                                                                                   ---------
                                                                                   6,039,128
                                                                                   ---------

                BIOTECHNOLOGY-1.6%
         39,250 Amgen Inc.                                                         2,807,553
         22,300 Genentech, Inc.*                                                   1,844,210
                                                                                   ---------
                                                                                   4,651,763
                                                                                   ---------

                BROADCASTING-.6%
         52,700 EchoStar Communications Corp., Cl. A.*                             1,725,397
                                                                                   ---------


                CAPITAL MARKETS-3.4%
         23,250 Bear Stearns Companies Inc.                                        3,257,325
         27,000 Goldman Sachs Group, Inc.                                          4,567,590
         18,500 Legg Mason, Inc.                                                   1,865,910
                                                                                   ---------
                                                                                   9,690,825
                                                                                   ---------

                CHEMICALS-.8%
         36,000 Air Products and Chemicals, Inc.                                   2,389,320
                                                                                   ---------


                COMMUNICATION EQUIPMENT-3.6%
        203,400 Cisco Systems, Inc.*                                               4,678,200
        110,300 Motorola, Inc.                                                     2,757,500
         26,800 Research In Motion Limited*                                        2,751,288
                                                                                  ----------
                                                                                  10,186,988
                                                                                  ----------

                COMPUTERS & PERIPHERALS-2.2%
         49,900 Apple Computer, Inc.*                                              3,843,797
         67,150 Memc Electronic Materials, Inc.*                                   2,459,705
                                                                                   ---------
                                                                                   6,303,502
                                                                                   ---------

                COMPUTER SERVICES-.6%
         46,550 Satyam Computer Services- ADR                                      1,801,020
                                                                                   ---------


                DIVERSIFIED TELECOMMUNICATION SERVICES-1.0%
         28,150 ALLTEL Corporation                                                 1,562,325
         36,350 Verizon Communications Inc.                                        1,349,676
                                                                                   ---------
                                                                                   2,912,001
                                                                                   ---------

                ELECTRIC UTILITIES-.6%
         29,950 Exelon Corporation                                                 1,813,172
                                                                                   ---------

                ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
         33,350 Emerson Electric Co.                                               2,796,730
                                                                                   ---------

                ELECTRONICS-1.0%
        110,400 Nintendo Co., Ltd ADR                                              2,844,974
                                                                                   ---------

                ENERGY EQUIPMENT & SERVICES-3.1%
         53,500 National-Oilwell Varco Inc.*                                       3,132,425
         46,650 Schlumberger Limited                                               2,893,700
         39,950 Transocean Inc.*                                                   2,925,538
                                                                                   ---------
                                                                                   8,951,663
                                                                                   ---------

                FINANCE-.3%
         13,000 Intercontinental Exchange Inc. *                                     975,910
                                                                                     -------

                FINANCIAL SERVICES-2.0%
          3,900 Chicago Mercantile Exchange Holdings Inc.                          1,865,175
        291,800 Hong Kong Exchanges & Clearing Limited                             2,129,060
         31,050 UBS AG                                                             1,841,576
                                                                                   ---------
                                                                                   5,835,811
                                                                                   ---------

                FOOD & STAPLES RETAILING-.9%
         76,400 CVS Corporation                                                    2,453,967
                                                                                   ---------


                HEALTH & PERSONAL CARE-.3%
         18,450 Brookdale Senior Living Inc.                                         856,448
                                                                                     -------


                HEALTH CARE-.5%
         18,600 WellPoint Inc. *                                                   1,433,130
                                                                                   ---------


                HEALTH CARE EQUIPMENT & SUPPLIES-.5%
         33,400 Baxter International Inc.                                          1,518,364
                                                                                   ---------


                HEALTH CARE PROVIDERS & SERVICES-5.7%
         20,900 DaVita, Inc.*                                                      1,209,483
        129,550 Health Management Associates, Inc. Cl. A                           2,707,595
         21,200 Health Net Inc.*                                                     922,624
         54,350 Humana Inc.*                                                       3,591,992
         61,350 McKesson Corporation                                               3,234,372
         79,700 Medco Health Solutions, Inc.*                                      4,790,767
                                                                                  ----------
                                                                                  16,456,833
                                                                                  ----------

                HOTELS, RESTAURANTS & LEISURE-1.2%
         28,100 Las Vegas Sands Corp.*                                             1,920,635
         39,800 Royal Caribbean Cruises Ltd.                                       1,544,638
                                                                                   ---------
                                                                                   3,465,273
                                                                                   ---------

                HOUSEHOLD PRODUCTS-1.3%
         58,900 Procter & Gamble Company                                           3,650,622
                                                                                   ---------

                INFORMATION TECHNOLOGY  SERVICES-.3%
         12,550 Cognizant Technology Solutions Corporation Cl. A*                    929,453
                                                                                     -------

                INSURANCE-1.2%
         39,300 Hartford Financial Services Group, Inc. (The)                      3,409,275
                                                                                   ---------

                INTERNET & CATALOG RETAIL-1.0%
         98,050 eBay Inc.*                                                         2,780,698
                                                                                   ---------

                INTERNET SOFTWARE & SERVICES-2.0%
          9,100 Google Inc. Cl A*                                                  3,657,290
         77,850 Yahoo! Inc. *                                                      1,968,048
                                                                                   ---------
                                                                                   5,625,338
                                                                                   ---------

                MACHINERY-1.3%
         97,550 Joy Global Inc.                                                    3,668,856
                                                                                   ---------


                MEDIA-2.1%
         75,500 Cablevision Systems New York  Group Cl. A *                        1,714,605
         48,100 Viacom Inc. Cl. B New*                                             1,788,358
        188,800 XM Satellite Radio Holdings Inc. Cl. A*                            2,433,632
                                                                                   ---------
                                                                                   5,936,595
                                                                                   ---------


                METALS & MINING-1.9%
         38,800 Cameco Corporation                                                 1,418,916
         35,100 Freeport-McMoRan Copper & Gold, Inc. Cl. B                         1,869,426
         86,300 Vedanta Resources Plc                                              1,878,602
                                                                                   ---------
                                                                                   5,166,944
                                                                                   ---------

                MULTILINE RETAIL-1.8%
        122,050 Federated Department Stores, Inc.                                  5,273,781
                                                                                   ---------


                PERSONAL PRODUCTS-.7%
         61,650 Avon Products, Inc.                                                1,890,189
                                                                                   ---------

                PHARMACEUTICALS-2.2%
         16,500 Eli Lilly and Company                                                940,500
         28,550 Johnson & Johnson                                                  1,854,037
        125,950 Pfizer Inc.                                                        3,571,942
                                                                                   ---------
                                                                                   6,366,479
                                                                                   ---------

                REAL ESTATE-1.0%
         31,650 Jones Lang LaSalle Incorporated                                    2,705,442
                                                                                   ---------

                ROAD & RAIL-1.8
         70,750 Burlington Northern Santa Fe Corporation                           5,195,880
                                                                                   ---------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.3%
        145,850 Freescale Semiconductor Inc. Cl. A*                                5,549,593
         20,800 Lam Research Corporation*                                            942,864
                                                                                   ---------
                                                                                   6,492,457
                                                                                   ---------

                SOFTWARE-2.8%
        102,150 Microsoft Corporation                                              2,791,760
        126,700 Oracle Corporation*                                                2,247,658
        138,650 Symantec Corporation*                                              2,950,472
                                                                                   ---------
                                                                                   7,989,890
                                                                                   ---------

                SPECIALTY RETAIL-1.1%
         33,300 Best Buy Co., Inc.                                                 1,783,548
         38,850 Home Depot, Inc.                                                   1,409,090
                                                                                   ---------
                                                                                   3,192,638
                                                                                   ---------

                TEXTILES, APPAREL & LUXURY GOODS-.8%
         42,250 Coach, Inc.*                                                       1,453,400
         14,000 Polo Ralph Lauren Corporation Cl. A                                  905,660
                                                                                   ---------
                                                                                   2,359,060
                                                                                   ---------

                TOBACCO-1.0%
         37,000 Altria Group, Inc.                                                 2,832,350
                                                                                   ---------


                TRANSPORTATION-1.0%
         32,450 Textron Inc.                                                       2,839,375
                                                                                   ---------

                UTILITIES-1.1%
         49,950 Veolia Environnement                                               3,015,981
                                                                                   ---------

                WIRELESS TELECOMMUNICATION SERVICES-2.1%
         25,600 American Tower Corporation Cl. A*                                    934,400
         53,900 NII Holdings Inc. Cl. B*                                           3,350,424
         71,400 SBA Communications Corporation Cl. A*                              1,737,162
                                                                                   ---------
                                                                                   6,021,986
                                                                                   ---------

                Total Common Stocks
                     (Cost $174,308,497)                                         182,445,508
                                                                                 -----------

   PRINCIPAL
    AMOUNT      CORPORATE BONDS-14.8%
    ------

                AEROSPACE & DEFENSE-.3%
   $    824,993 Systems 2001 Asset Trust Cl. G, 6.66%, 9/15/13(a)                    867,769
                                                                                     -------


                AUTOMOTIVE-.6%
      1,570,000 Capital Auto Receivables Asset Trust, 5.32%, 3/20/10(a)            1,577,049
                                                                                   ---------


                AUTOMOTIVE-.4%
      1,225,000 General Motors Acceptance,  6.875%, 9/15/11                        1,219,769
                                                                                  ----------

                BUSINESS SERVICES-.3%
      1,000,000 Preferred Term XXI, 5.71%, 3/22/38(a)                              1,000,830
                                                                                   ---------

                CABLE-.4%
      1,145,000 Cox Communications, Inc.,  4.625%, 6/1/13                          1,065,774
                                                                                   ---------

                CAPITAL MARKETS-.8%
      1,552,000 Allied Capital Corp.,  6.625%,  7/15/11                            1,583,684
        650,000 J.P. Morgan Chase & Co.,  5.60%,  6/1/11                             661,601
                                                                                   ---------
                                                                                   2,245,285
                                                                                   ---------


                COMMERCIAL BANKS-.6%
      1,575,000 Associates Corp. North America, 6.95%, 11/1/18                     1,776,576
                                                                                   ---------


                COMMERCIAL BANKS-.7%
      1,842,000 Banc of America Commercial Mortgage Inc., 5.625%, 7/10/46          1,879,255
                                                                                   ---------



                COMPUTERS & PERIPHERALS-.4%
      1,245,000 Xerox Corp.,  6.75%,  2/1/17                                       1,269,900
                                                                                   ---------


                DIVERSIFIED TELECOMMUNICATION SERVICES-.5%
      1,280,000 Citizens Communications,  9.25%, 5/15/11                           1,417,600
                                                                                   ---------


                ELECTRIC UTILITIES-.2%
        590,000 General Electric Capital Corp.,  5.50%, 4/28/11                      598,677
                                                                                     -------


                ELECTRONIC EQUIPMENT & INSTRUMENTS-.1%
        250,000 Avnet Inc.,  6.625%, 9/15/16                                         254,905
                                                                                     -------

                ELECTRONICS-.2%
        650,000 Centerpoint Energy Transition Bond Company, 4.97%, 8/1/14            649,494
                                                                                     -------

                FINANCE-.2%
        673,000 Residential Capital,  6.50%, 4/17/13                                 684,362
                                                                                     -------

                FINANCE-1.2%
      1,600,000 Merrill Lynch Mortgage Trust,  5.84%, 5/12/39                      1,645,661
      1,900,000 Merrill Lynch Mortgage Trust,  4.86%, 10/12/41                     1,839,962
                                                                                   ---------
                                                                                   3,485,623
                                                                                   ---------

                FINANCIAL SERVICES-1.1%
        650,000 HSBC Bank USA,   5.625%, 8/15/35                                     624,872
      1,350,000 Jefferies Group, Inc.,  6.25%, 1/15/36                             1,306,747
      1,060,000 Western Union Co.,  5.93%, 10/1/16(a)                              1,070,723
                                                                                   ---------
                                                                                   3,002,342
                                                                                   ---------

                FINANCIAL SERVICES-1.9%
      1,300,000 Credit Suisse Mortgage Capital, 5.47%, 9/15/39                     1,308,424
      2,000,000 JP Morgan Chase Commercial Mortgage, 5.40%, 5/15/45                2,002,660
      1,900,000 JP Morgan Chase Commercial Mortgage, 6.07%, 4/15/45                1,984,645
                                                                                   ---------
                                                                                   5,295,729
                                                                                   ---------
                FINANCIAL SERVICES-1.3%
      1,900,000 Citibank Credit Card Issuance Trust, 5.70%, 5/15/13                1,914,223
      1,700,000 Morgan Stanley Aces SPC, 6.08%, 9/20/13(a)                         1,700,000
                                                                                   ---------
                                                                                   3,614,223
                                                                                   ---------


                HEALTH CARE PROVIDERS & SERVICES-.2%
        547,000 Aetna Inc.,  6.00%,  6/15/16                                         563,595
                                                                                     -------


                HOTELS, RESTAURANTS & LEISURE-.1%
        315,000 MGM MIRAGE,  6.75%,  4/1/13                                          311,063
                                                                                     -------


                INSURANCE-.3%
        350,000 AmerUs Group,  6.58%, 5/16/11                                        365,169
        490,000 The Chubb Corporation,  4.93%, 11/16/07                              488,142
                                                                                     -------
                                                                                     853,311
                                                                                     -------

                MACHINERY-.5%
      1,352,000 The Manitowoc Co., Inc.,  7.125%, 11/1/13                          1,338,480
                                                                                   ---------

                MISCELLANEOUS-.6%
      1,700,000 Jefferson Valley Floating Rate, 6.79%, 3/20/16(a)                  1,672,800
                                                                                   ---------


                OIL AND GAS EXTRACTION-.5%
      1,395,000 Enterprise Products Partners L.P.,  6.875%, 3/1/33                 1,439,882
                                                                                   ---------

                OIL & GAS-.2%
        653,000 Inergy LP / Inergy Financial Corp.,  8.25%,  3/1/16                  679,121
                                                                                     -------


                REAL ESTATE-.4%
      1,075,000 ProLogis,  5.75%, 4/1/16                                           1,079,650
                                                                                   ---------


                SOFTWARE-.4%
      1,300,000 Oracle Corporation,  5.25%, 1/15/16                                1,281,609
                                                                                   ---------


                WIRELESS TELECOMMUNICATION SERVICES-.4%
      1,190,000 Vodafone Group PLC,   5.50%, 6/15/11                               1,194,090
                                                                                   ---------


                Total Corporate Bonds
                     (Cost $41,909,360)                                           42,318,763
                                                                                  ----------

                U.S. GOVERNMENT & AGENCY OBLIGATIONS-18.2%

                Federal Home Loan Banks,
        850,000   3.75%, 8/15/08                                                     831,555
      2,500,000   5.375%, 2/23/11                                                  2,493,645
      1,800,000   5.58%, 5/16/11                                                   1,800,173
      1,500,000   5.375%, 5/18/16                                                  1,546,214
                Federal Home Loan Mortgage Corporation,
      2,570,000  5.75%, 6/27/16                                                    2,683,214
         20,545  5.00%, 8/15/16                                                       20,379
      1,841,528  5.75%, 12/15/18                                                   1,846,418
      1,880,000  6.00%, 8/15/29                                                    1,909,016
      1,845,000  5.50%, 10/15/31                                                   1,823,013
      1,790,000  6.00%, 5/15/32                                                    1,802,447
                Federal National Mortgage Association,
        500,000  6.96%, 4/2/07                                                       504,084
      1,200,000  5.15%, 9/21/07                                                    1,198,886
      2,100,000  4.75%, 8/25/08                                                    2,092,054
      1,490,000  5.28%, 2/27/09                                                    1,490,055
          8,094  6.00%, 1/25/15                                                        8,205
      1,780,714  6.00%, 6/25/16                                                    1,791,837
      1,885,338  5.75%, 9/25/20                                                    1,891,106
        508,000  6.625%, 11/15/30                                                    611,973
      1,800,000  6.00%, 4/25/35                                                    1,813,601
      1,307,090  5.00%, 4/1/18                                                     1,288,366
                Farmer Mac Gtd. Notes,
      1,650,000 5.50%, 7/15/11(a)                                                  1,685,963
                U.S.  Treasury Bonds,
      2,094,000   7.50%, 11/15/16                                                  2,565,805
      1,000,000   5.25%, 11/15/28                                                  1,057,501
      1,243,000   5.375%, 2/15/31                                                  1,342,926
                U.S. Treasury Notes,
        230,000   4.375%, 5/15/07                                                    229,201
        132,000   3.125%,  9/15/08                                                   128,226
      1,626,000   3.125%, 4/15/09                                                  1,568,583
      3,385,000   6.00%,  8/15/09                                                  3,509,690
      3,100,000   3.50%, 11/15/09                                                  3,002,037
      2,385,000   5.00%, 8/15/11                                                   2,431,677
      1,800,000   4.625%, 8/31/11                                                  1,802,533
      1,900,000   4.25%, 8/15/13                                                   1,860,516
        900,000   4.25%, 11/15/14                                                    877,992
        640,000   4.50%, 2/15/16                                                     633,775
                                                                                     -------

                Total U.S. Government & Agency Obligations
                     (Cost $51,862,517)                                           52,142,666
                                                                                  ----------

                SHORT-TERM INVESTMENTS-2.5%

                U.S. AGENCY OBLIGATIONS
      7,197,000 Federal Home Loan Banks, 4.30%, 10/2/06
                     (Cost $7,195,281)                                             7,195,281
                                                                                   ---------

Total Investments
     (Cost $275,275,655)                                          99.3%          284,102,218
Other Assets in Excess of Liabilities                               0.7            2,072,821
                                                                    ---            ---------
Net Assets                                                       100.0%         $286,175,039
                                                               =========    ================

* Non-income producing security.
# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.3% of net assets of the Portfolio.
(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $275,275,655 amounted to $8,826,563 which consisted of aggregate gross unrealized appreciation of $11,818,777 and aggregate gross unrealized depreciation of $2,992,214.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2006 (Unaudited)


    SHARES     COMMON STOCKS-97.6%                                     VALUE

               AEROSPACE & DEFENSE-1.2%
        12,600 Armour Holdings, Inc.*                                $  722,358
       142,250 BE Aerospace, Inc.*                                    3,000,053
                                                                      ---------
                                                                      3,722,411
                                                                      ---------

               APPAREL-1.0%
       104,200 J Crew Group Inc. *                                    3,133,293
                                                                      ---------

               AUTOMOTIVE EQUIPMENT & SERVICES-.3%
        34,100 Tenneco Inc. Inc.*                                       797,598
                                                                        -------

               BIOTECHNOLOGY-3.0%
        55,250 Cephalon, Inc.*                                        3,411,687
        23,450 Gen-Probe Incorporated*                                1,099,571
        52,950 MedImmune, Inc.*                                       1,546,670
        94,450 Myogen, Inc.*                                          3,313,306
                                                                      ---------
                                                                      9,371,234
                                                                      ---------

               CAPITAL MARKETS-2.5%
        54,695 Affiliated Managers Group, Inc.*                       5,475,516
       127,800 TD Ameritrade Holding Corp                             2,409,030
                                                                      ---------
                                                                      7,884,546
                                                                      ---------

               CASINOS & RESORTS-1.4%
       248,250 Bally Technologies Inc.*                               4,369,200
                                                                      ---------

               COMMERCIAL SERVICES & SUPPLIES-3.2%
       251,400 Net 1 UEPS Technologies, Inc.*                         5,747,004
        91,800 West Corporation*                                      4,433,940
                                                                     ----------
                                                                     10,180,944
                                                                     ----------

               COMPUTERS & PERIPHERALS-1.5%
        21,850 Avid Technology, Inc.*                                   795,777
       105,300 Memc Electronic Materials, Inc.*                       3,857,139
                                                                      ---------
                                                                      4,652,916
                                                                      ---------

               COMPUTER SERVICES-.5%
        41,350 Satyam Computer Services- ADR                          1,599,831
                                                                      ---------

               COMPUTER TECHNOLOGY-2.1%
       203,300 Atheros Communications*                                3,685,829
       116,150 NAVTEQ*                                                3,032,677
                                                                      ---------
                                                                      6,718,506
                                                                      ---------

               CONSTRUCTION & ENGINEERING-1.5%
       112,525 McDermott International, Inc.*                         4,703,545
                                                                      ---------

               DIVERSIFIED TELECOMMUNICATION SERVICES-1.0%
        42,346 Global Crossing Ltd.*                                    868,093
       451,800 Level 3 Communication Inc.*                            2,417,130
                                                                      ---------
                                                                      3,285,223
                                                                      ---------

               DRUGS & PHARMACEUTICALS-1.7%
        98,700 United Therapeutics Corporation*                       5,185,698
                                                                      ---------

               ELECTRIC AND ELECTRONIC EQUIPMENT-1.0%
        69,050 Roper Industries, Inc.                                 3,089,297
                                                                      ---------

               ELECTRICAL EQUIPMENT-.2%
        13,300 AMETEK, Inc.                                             579,215
                                                                        -------

               ELECTRONICS-2.0%
       248,250 Nintendo Co., Ltd ADR                                  6,397,328
                                                                      ---------

               ENERGY-.2%
        21,200 SunPower Corporation  Cl. A*                             588,088
                                                                        -------

               ENERGY EQUIPMENT & SERVICES-3.6%
        70,550 Cameron International Corp.*                           3,408,271
        32,750 Diamond Offshore Drilling Inc.                         2,370,118
        30,450 Lone Star Technologies, Inc.*                          1,473,171
        60,700 National-Oilwell Varco Inc.*                           3,553,984
        26,200 Suntech Power Holdings Co., Ltd. ADR*                    676,746
                                                                     ----------
                                                                     11,482,290
                                                                     ----------

               ENGINEERING-1.4%
        59,600 Jacobs Engineering Group Inc.*                         4,453,908
                                                                      ---------

               FINANCE-.3%
        11,700 Intercontinental Exchange Inc. *                         878,319
                                                                        -------

               FINANCIAL INFORMATION SERVICES-.7%
        42,750 GFI Group Inc.*                                        2,363,648
                                                                      ---------

               FINANCIAL SERVICES-.4%
        55,100 Wadell & Reed Financial, Inc.                          1,363,725
                                                                      ---------

               FINANCIAL SERVICES-3.7%
         4,450 Chicago Mercantile Exchange Holdings Inc.              2,128,213
       282,300 Hong Kong Exchanges & Clearing Limited                 2,059,744
       241,400 Hudson City Bancorp Inc.                               3,198,550
        93,750 International  Securities Exchange, Inc.               4,395,938
                                                                     ----------
                                                                     11,782,445
                                                                     ----------

               HEALTH CARE EQUIPMENT & SUPPLIES-4.4%
        62,050 ArthroCare Corporation*                                2,907,663
        39,650 Hologic, Inc.*                                         1,725,568
        30,300 Intuitive Surgical, Inc.*                              3,195,135
        79,500 Mentor Corporation                                     4,006,005
       134,750 Thoratec Corporation*                                  2,103,448
                                                                     ----------
                                                                     13,937,819
                                                                     ----------

               HEALTH CARE PROVIDERS & SERVICES-10.7%
        36,500 DaVita, Inc.*                                          2,112,254
       308,350 Health Management Associates, Inc. Cl. A               6,444,515
       148,300 Health Net Inc.*                                       6,454,016
       193,800 HealthExtras, Inc.*                                    5,486,478
       112,850 Medco Health Solutions, Inc.*                          6,783,414
       187,450 Psychiatric Solutions, Inc.*                           6,390,171
                                                                     ----------
                                                                     33,670,848
                                                                     ----------

               HOTELS, RESTAURANTS & LEISURE-4.2%
        64,900 Orient-Express Hotels Ltd. Cl. A.                      2,425,962
        27,000 Panera Bread Company Cl. A*                            1,572,750
        83,600 Royal Caribbean Cruises Ltd.                           3,244,516
       102,300 Scientific Games Corporation*                          3,253,140
        46,500 Station Casinos, Inc.                                  2,689,095
                                                                     ----------
                                                                     13,185,463
                                                                     ----------

               INFORMATION TECHNOLOGY  SERVICES-1.0%
       278,600 BISYS Group, Inc. (The)*                               3,025,596
                                                                      ---------

               INSURANCE-.9%
       135,150 Covanta Holding Corporation*                           2,909,780
                                                                      ---------

               INTERNET & CATALOG RETAIL-1.1%
       149,400 Netflix  Inc.*+                                        3,403,332
                                                                      ---------

               INTERNET SOFTWARE & SERVICES-3.8%
       297,800 Allscripts Healthcare Solutions, Inc.*                 6,685,610
        43,150 DealerTrack Holdings Inc.*                               954,047
       112,350 WebEx Communications, Inc.*                            4,383,897
                                                                     ----------
                                                                     12,023,554
                                                                     ----------

               IT SERVICES-1.2%
       121,950 SRA International, Inc.*                               3,665,817
         2,100 Wright Express Corp.*                                     50,526
                                                                      ---------
                                                                      3,716,343
                                                                      ---------

               LEISURE EQUIPMENT & PRODUCTS-1.0%
        54,600 UbiSoft Entertainment SA*                              3,162,793
                                                                      ---------

               MACHINERY-2.4%
        78,700 Joy Global Inc.                                        2,959,907
       103,250 Terex Corporation*                                     4,668,965
                                                                      ---------
                                                                      7,628,872
                                                                      ---------

               MEDIA-2.8%
       102,500 Cablevision Systems New York  Group Cl. A *            2,327,775
        47,300 Focus Media Holding Limited ADR*                       2,739,616
       291,700 XM Satellite Radio Holdings Inc. Cl. A*                3,760,013
                                                                      ---------
                                                                      8,827,404
                                                                      ---------

               METALS-.1%
        20,500 Vedanta Resources Plc                                    445,822
                                                                        -------


               METALS & MINING-4.2%
        58,100 Freeport-McMoRan Copper & Gold, Inc. Cl. B             3,094,406
       833,450 Paladin Resources Limited*                             2,979,584
       102,300 Peabody Energy Corporation                             3,762,594
       149,600 Vedanta Resources Plc                                  3,256,792
                                                                     ----------
                                                                     13,093,376
                                                                     ----------

               MULTILINE RETAIL-.5%
        55,400 Family Dollar Stores, Inc.                             1,619,896
                                                                      ---------


               OIL & GAS-1.0%
       111,300 Denbury Resources Inc. *                               3,216,570
                                                                      ---------


               OIL: CRUDE PRODUCERS-.5%
        72,600 Parallel Petroleum Corporation*                        1,456,356
                                                                      ---------


               PERSONAL PRODUCTS-.8%
        77,050 Avon Products, Inc.                                    2,362,353
         5,200 Bare Escentuals, Inc.*                                   141,180
                                                                      ---------
                                                                      2,503,533
                                                                      ---------

               REAL ESTATE-1.8%
        66,800 Jones Lang LaSalle Incorporated                        5,710,064
                                                                      ---------

               SEMICONDUCTOR CAPITAL EQUIPMENT-1.0%
       135,550 SiRF Technology Holdings, Inc.*                        3,251,845
                                                                      ---------


               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.5%
       165,200 Freescale Semiconductor Inc. Cl. A*                    6,285,860
       124,700 Microsemi Corporation*                                 2,350,594
       250,000 Tessera Technologies Inc.*+                            8,695,000
                                                                     ----------
                                                                     17,331,454
                                                                     ----------

               SOFTWARE-2.5%
       152,850 Activision, Inc*                                       2,308,035
        47,450 Business Objects S.A. Sponsored ADR*                   1,617,571
       435,450 Tibco Software Inc.*                                   3,910,341
                                                                      ---------
                                                                      7,835,947
                                                                      ---------

               SPECIALTY RETAIL-3.8%
        51,500 Bed Bath & Beyond Inc.*                                1,970,390
        94,200 Circuit City Stores, Inc.                              2,365,362
       111,242 Gamestop Corp Cl. A*                                   5,148,280
       132,650 Urban Outfitters, Inc.*                                2,346,578
                                                                     ----------
                                                                     11,830,610
                                                                     ----------

               TEXTILES, APPAREL & LUXURY GOODS-1.1%
        55,000 Polo Ralph Lauren Corporation Cl. A                    3,557,950
                                                                      ---------

               TRANSPORTATION-2.1%
        74,600 Textron Inc.                                           6,527,500
                                                                      ---------

               UTILITIES-1.1%
        58,200 Veolia Environnement                                   3,514,116
                                                                      ---------

               WIRELESS TELECOMMUNICATION SERVICES-3.7%
        98,200 NII Holdings Inc. Cl. B*                               6,104,112
       228,100 SBA Communications Corporation Cl. A*                  5,549,673
                                                                     ----------
                                                                     11,653,785
                                                                     ----------

               Total Common Stocks
                    (Cost $290,314,470)                             307,623,836
                                                                    -----------

  CONTRACTS    PURCHASED OPTIONS-.2%

               PUT OPTIONS
         2,000 Netflix Inc./December/20+                                190,000
         2,500 Tessera Technologies Inc./December/30+                   225,000
         3,286 XM Satellite Radio Holdings, Inc./October/12.50          164,300
                                                                        -------

               Total Purchased Put Options
                    (Cost $1,767,270)                                   579,300
                                                                        -------

  PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS-1.5%
    ------
               U.S. AGENCY OBLIGATIONS
    $4,777,000 Federal Home Loan Banks, 4.30%, 10/2/06
                    (Cost $4,775,859)                                 4,775,859
                                                                      ---------

Total Investments
     (Cost $296,857,599)                           99.3%            312,978,995
Other Assets in Excess of Liabilities               0.7               2,067,919
                                                    ---               ---------
Net Assets                                        100.0%           $315,046,914
                                               =========       ================


* Non-income producing security.
# American Depositary Receipts
(a) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $296,857,599 amounted to $16,121,396 which consisted of aggragate gross unrealized appreciation of $24,572,250 and aggregate gross unrealized depreciation of $8,450,854.
+ All or a portion of the securities are pledged as collateral for options written.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN
SEPTEMBER 30, 2006

                                                       SHARES SUBJECT
  CONTRACTS                                                TO CALL       VALUE
               CALL OPTIONS WRITTEN
         2,500 Tessera Technologies Inc./December/40
                    (Premiums Received $329,990)            250,000     $300,000
                                                                        --------

               PUT OPTIONS WRITTEN
         2,500 Tessera Technologies Inc./December/25        250,000       50,000
         1,000 Netflix  Inc.*                               100,000       40,000
                                                                          ------
               Total
                    (Premiums Received $468,985)                          90,000
                                                                          ------

               Total Options Written                                    $390,000
                    (Premiums Received $798,975)                        --------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2006 (Unaudited)


    SHARES     COMMON STOCKS-98.1%                                     VALUE

               AEROSPACE & DEFENSE-4.7%
        23,300 Armour Holdings, Inc.*                               $ 1,335,789
       243,900 BE Aerospace, Inc.*                                    5,143,851
        40,200 Boeing Company                                         3,169,770
        53,600 L-3 Communications Holdings, Inc.                      4,198,488
                                                                     ----------
                                                                     13,847,898
                                                                     ----------

               BIOTECHNOLOGY-3.1%
        37,900 Amgen Inc.                                             2,710,987
        34,300 Gilead Sciences, Inc.                                  2,356,410
       118,200 Myogen, Inc.*                                          4,146,456
                                                                      ---------
                                                                      9,213,853
                                                                      ---------

               BROADCASTING-.5%
        45,300 EchoStar Communications Corp., Cl. A.*                 1,483,122
                                                                      ---------

               CAPITAL MARKETS-1.3%
        12,050 Bear Stearns Companies Inc.                            1,688,205
        20,300 Legg Mason, Inc.                                       2,047,458
                                                                      ---------
                                                                      3,735,663
                                                                      ---------

               CHEMICALS-.9%
       108,300 Zoltek Companies, Inc.*                                2,767,065
                                                                      ---------

               COMMERCIAL BANKS-1.6%
        85,800 Bank of America Corporation                            4,596,306
                                                                      ---------


               COMMERCIAL SERVICES & SUPPLIES-.4%
        48,250 Net 1 UEPS Technologies, Inc.*                         1,102,995
                                                                      ---------


               COMMUNICATION EQUIPMENT-3.3%
       177,400 Cisco Systems, Inc.*                                   4,080,200
       121,700 Comverse Technology, Inc.*                             2,609,248
       125,200 Motorola, Inc.                                         3,130,000
                                                                      ---------
                                                                      9,819,448
                                                                      ---------

               COMPUTERS & PERIPHERALS-1.1%
        84,800 Network Appliance, Inc. *                              3,138,448
                                                                      ---------

               COMPUTER TECHNOLOGY-1.3%
       216,300 Atheros Communications*                                3,921,519
                                                                      ---------

               CONSTRUCTION & ENGINEERING-1.0%
        70,500 McDermott International, Inc.*                         2,946,900
                                                                      ---------

               DIVERSIFIED TELECOMMUNICATION SERVICES-1.9%
        53,900 ALLTEL Corporation                                     2,991,450
       463,100 Level 3 Communication Inc.*                            2,477,585
                                                                      ---------
                                                                      5,469,035
                                                                      ---------

               DRUGS & PHARMACEUTICALS-1.1%
        58,600 United Therapeutics Corporation*                       3,078,844
                                                                      ---------


               ELECTRICAL EQUIPMENT-.7%
        50,200 AMETEK, Inc.                                           2,186,210
                                                                      ---------

               ENERGY EQUIPMENT & SERVICES-5.1%
        89,500 Cameron International Corp.*                           4,323,745
        43,000 Diamond Offshore Drilling Inc.                         3,111,910
        46,900 National-Oilwell Varco Inc.*                           2,745,995
        61,100 Rowan Companies *                                      1,932,593
        42,000 Transocean Inc.*                                       3,075,660
                                                                     ----------
                                                                     15,189,903
                                                                     ----------

               FINANCE-.3%
        26,900 WNS Holdings Limited*                                    767,995
                                                                        -------

               FINANCIAL INFORMATION SERVICES-1.7%
        68,300 Genworth Financial Inc. Cl. A                          2,391,183
        44,450 GFI Group Inc.*                                        2,457,641
                                                                      ---------
                                                                      4,848,824
                                                                      ---------

               FINANCIAL SERVICES-.8%
         4,850 Chicago Mercantile Exchange Holdings Inc.              2,319,513
                                                                      ---------

               FOOD & STAPLES RETAILING-2.4%
       217,800 CVS Corporation                                        6,995,736
                                                                      ---------

               FOOD PRODUCTS-.8%
        90,900 ConAgra Foods,  Inc.                                   2,225,232
                                                                      ---------

               FREIGHT & LOGISTICS-.8%
        20,400 FedEx Corp.                                            2,217,072
                                                                      ---------

               HEALTH CARE EQUIPMENT & SUPPLIES-2.3%
        58,600 Hologic, Inc.*                                         2,550,272
        50,900 Kyphon Inc.*                                           1,904,678
        56,200 Ventana Medical Systems, Inc.*                         2,294,646
                                                                      ---------
                                                                      6,749,596
                                                                      ---------

               HEALTH CARE PROVIDERS & SERVICES-3.9%
        53,900 Aetna Inc.                                             2,131,745
        99,000 Medco Health Solutions, Inc.*                          5,950,890
        42,700 Psychiatric Solutions, Inc.*                           1,455,643
        40,920 UnitedHealth Group Incorporated                        2,013,264
                                                                     ----------
                                                                     11,551,542
                                                                     ----------

               HOTELS, RESTAURANTS & LEISURE-.6%
        45,050 MGM MIRAGE                                             1,779,025
                                                                      ---------


               HOUSEHOLD PRODUCTS-1.7%
        79,027 Procter & Gamble Company                               4,898,093
                                                                      ---------


               INDUSTRIAL CONGLOMERATES-.8%
        67,800 General Electric Company                               2,393,340
                                                                      ---------


               INSURANCE-1.8%
        64,950 Endurance Specialty Holdings Limited                   2,290,137
        32,900 Hartford Financial Services Group, Inc. (The)          2,854,075
                                                                      ---------
                                                                      5,144,212
                                                                      ---------

               INTERNET & CATALOG RETAIL-.8%
        79,100 eBay Inc.*                                             2,243,276
                                                                      ---------


               INTERNET SOFTWARE & SERVICES-3.1%
       112,900 DealerTrack Holdings Inc.*                             2,496,219
       262,550 Yahoo! Inc. *                                          6,637,264
                                                                      ---------
                                                                      9,133,483
                                                                      ---------

               LEISURE EQUIPMENT & PRODUCTS-.5%
        25,000 UbiSoft Entertainment SA*                              1,448,165
                                                                      ---------

               MACHINERY-3.5%
       101,800 Joy Global Inc.                                        3,828,698
       141,800 Terex Corporation*                                     6,412,196
                                                                     ----------
                                                                     10,240,894
                                                                     ----------

               MEDIA-3.6%
         4,400 Dolby Laboratories Inc. Cl. A*                            87,340
       129,750 Focus Media Holding Limited ADR*#                      7,515,120
       111,500 NeuStar, Inc. Cl. A*                                   3,094,125
                                                                     ----------
                                                                     10,696,585
                                                                     ----------

               METALS-.4%
        54,200 Vedanta Resources Plc                                  1,178,711
                                                                      ---------

               METALS & MINING-1.8%
     1,981,850 Breakwater Resources, Ltd.*                            1,862,939
       923,400 Paladin Resources Limited*                             3,301,155
                                                                      ---------
                                                                      5,164,094
                                                                      ---------

               MULTILINE RETAIL-1.2%
        81,700 Federated Department Stores, Inc.                      3,530,257
                                                                      ---------

               OIL & GAS-1.0%
        39,700 Denbury Resources Inc. *                               1,147,330
        27,700 Exxon Mobil Corporation                                1,858,670
                                                                      ---------
                                                                      3,006,000
                                                                      ---------

               OIL AND GAS EXPLORATION SERVICES-1.0%
       215,800 Petrobank Energy and Resources Ltd.*                   2,844,244
                                                                      ---------

               PERSONAL PRODUCTS-.1%
         4,800 Bare Escentuals, Inc.*                                   130,320
                                                                        -------

               PHARMACEUTICAL PREPARATIONS-.9%
        69,900 Adams Respiratory Therapeutics, Inc.*                  2,557,641
                                                                      ---------

               PHARMACEUTICALS-3.0%
       157,100 Salix Pharmaceuticals, Ltd.*                           2,130,276
       161,900 Schering-Plough Corporation                            3,576,371
        88,785 Teva Pharmaceutical Industries Ltd.ADR#                3,026,681
                                                                      ---------
                                                                      8,733,328
                                                                      ---------

               ROAD & RAIL-1.0%
        39,150 Burlington Northern Santa Fe Corporation               2,875,176
                                                                      ---------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.2%
       119,100 Marvell Technology Group Ltd.*                         2,306,967
       162,700 Microsemi Corporation*                                 3,066,895
       195,700 Tessera Technologies Inc.*                             6,806,446
                                                                     ----------
                                                                     12,180,308
                                                                     ----------

               SOFTWARE-4.8%
        39,100 Citrix Systems, Inc.*                                  1,415,811
       154,100 Microsoft Corporation                                  4,211,553
       160,500 VeriFone Holdings Inc.*                                4,582,275
       199,400 Symantec Corporation*                                  4,243,232
                                                                     ----------
                                                                     14,452,871
                                                                     ----------

               SPECIALTY RETAIL-5.8%
        29,900 Abercrombie & Fitch Co. Cl. A                          2,077,451
        43,500 Best Buy Co., Inc.                                     2,329,860
       317,300 Circuit City Stores, Inc.                              7,967,403
        22,400 Crocs, Inc.*                                             760,480
        89,100 Gamestop Corp. Cl. A*                                  4,123,548
                                                                     ----------
                                                                     17,258,742
                                                                     ----------

               TEXTILES, APPAREL & LUXURY GOODS-.8%
        38,200 Polo Ralph Lauren Corporation Cl. A                    2,471,158
                                                                      ---------

               TOBACCO-2.7%
       103,900 Altria Group, Inc.                                     7,953,545
                                                                      ---------

               TRANSPORTATION-3.1%
       103,800 Textron Inc.                                           9,082,500
                                                                      ---------

               UTILITIES-1.2%
        58,100 Veolia Environnement                                   3,508,078
                                                                      ---------

               WIRELESS TELECOMMUNICATION SERVICES-7.7%
        60,150 America Movil S.A. de C.V. Series L ADR#               2,368,105
       345,042 American Tower Corporation Cl. A*                     12,594,033
        88,900 NII Holdings Inc. Cl. B*                               5,526,024
       135,100 Sprint Nextel Corporation                              2,316,965
                                                                     ----------
                                                                     22,805,127
                                                                     ----------

               Total Common Stocks
                    (Cost $269,510,465)                             287,881,892
                                                                    -----------

  CONTRACTS    PURCHASED OPTIONS-.2%
               PUT OPTIONS

         1,216 Teradyne, Inc./October/15                                243,200
         1,870 Texas Instruments/November/35                            476,850
                                                                        -------

               Total Put Options (Cost $645,734)                        720,050
                                                                        -------

  PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS-3.2%
    ------
               U.S. AGENCY OBLIGATIONS
    $9,376,000 Federal Home Loan Banks, 4.30%, 10/2/06
                    (COST $9,373,760)                                 9,373,760
                                                                      ---------

Total Investments
     (Cost $279,529,959)(a)                           101.5%        297,975,702
Liabilities in Excess of Other Assets                  (1.5)         (4,419,175)
                                                       -----        -----------
Net Assets                                            100.0%       $293,556,527
                                                  ==========      =============

* Non-income producing security.
# American Depositary Receipts
(a) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $279,529,959 amounted to $18,445,743 which consisted of aggragate gross unrealized appreciation of $25,217,451 and aggregate gross unrealized depreciation of $6,771,708.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: November 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: November 28, 2006

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: November 28, 2006